Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Allowance for impairment losses.
Total impairment (credit) charge	£ (677)	£ 3,625
Impairment
Allowance for impairment losses.
Impact of transfers between stages	(152)	(1,236)
Impairment (credit) charge on drawn balances
Allowance for impairment losses.
Total impairment (credit) charge	(597)	3,330
Loan commitments and financial guarantees
Allowance for impairment losses.
Total impairment (credit) charge	£ (78)	£ 289